11. Related-party Transactions (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Debt face value				$ 5,727,227
Repayment of notes payable - related party	$ (25,000)	$ (5,000)	$ (5,000)	$ (95,000)
Proceeds from related party	$ 200,000	$ 609,500
Convertible Note [Member]
Debt converted, shares issued	1,806,298
Debt converted, amount converted	$ 25,000
JPF Venture Group [Member]
Debt balance	236,000
Proceeds from related party	$ 84,568
Debt converted, shares issued	3,612,596
Debt converted, amount converted	$ 50,000
Conversion of accrued interest into common stock	$ 6,342
Conversion of accrued interest into common stock ,Shares	458,198
Company controlled by the CEO [Member]
Rent expense	$ 65,000
Chief Executive Officer
Debt face value	$ 200,000
Debt interest rate	10.00%
Debt balance	$ 175,000
Jeremy P Feakins & Associates, LLC [Member]
Debt balance	$ 1,137,500
Debt converted, shares issued	618,500
Debt converted, amount converted	$ 618,500
Conversion of accrued interest into common stock	$ 207,731
Conversion of accrued interest into common stock ,Shares	207,731